STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid In Capital	Accumulated (Deficit)	Total
Balance at Dec. 31, 2009	$ 3,697,099	$ 170,352	$ (3,000,249)	$ 867,202
Balance - Shares at Dec. 31, 2009	19,491,141
Non-cash stock issuances: Services	10,000			10,000
Non-cash stock issuances: Services - Shares	100,000			100,000
Non-cash stock issuances: Directors' fees	13,000			13,000
Non-cash stock issuances: Directors' fees - Shares	100,000			100,000
Sale of stock (net)	25,000			25,000
Sale of stock (net) - Shares	357,143			357,143
Contributed expenses		3,200		3,200
Net loss			(147,311)	(147,311)
Balance at Dec. 31, 2010	3,745,099	173,552	(3,147,560)	771,091
Balance - Shares at Dec. 31, 2010	20,048,284
Non-cash stock issuances: Services	179,788			179,788
Non-cash stock issuances: Services - Shares	994,855			994,855
Non-cash stock issuances: Directors' fees	68,000			68,000
Non-cash stock issuances: Directors' fees - Shares	351,429			351,429
Sale of stock (net)	124,000			124,000
Sale of stock (net) - Shares	1,311,112			1,311,112
Contributed expenses		3,200		3,200
Net loss			(262,283)	(262,283)
Balance at Dec. 31, 2011	4,116,877	176,752	(3,409,843)	883,786
Balance - Shares at Dec. 31, 2011	22,705,680
Non-cash stock issuances: Stock issued to acquire oil and gas properties	4,791,806			4,791,806
Non-cash stock issuances: Stock issued to acquire oil and gas properties - Shares	21,780,935			21,780,935
Sale of stock (net)	1,625,630			1,625,630
Sale of stock (net) - Shares	5,473,385			5,473,385
Net loss			(364,085)	(364,085)
Balance at Dec. 31, 2012	$ 10,534,313	$ 176,752	$ (3,773,928)	$ 6,937,137
Balance - Shares at Dec. 31, 2012	49,960,000